Taxation (Schedule of Deferred Tax Recongnized on Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross	$ 304.8	$ 320.4
Deferred Tax Assets, Valuation Allowance	(137.5)	(140.9)
Deferred Tax Assets, Net of Valuation Allowance	167.3	179.5
Deferred Tax Liabilities	(440.3)	(424.8)
Deferred Tax Assets, Net of Valuation Allowance	(273.0)	(245.3)
Deferred Compensation Arrangements [Member]
Deferred Tax Assets, Gross	69.4	75.7
Accrued Rent Expenses [Member]
Deferred Tax Assets, Gross	23.4	19.9
Tax Loss Carryforwards [Member]
Deferred Tax Assets, Gross	137.5	140.9
Postretirement Medical, Pension and Other Benefits [Member]
Deferred Tax Assets, Gross	41.6	40.4
Investment Basis Differences [Member]
Deferred Tax Assets, Gross	11.3	22.9
Accrued bonus [Member]
Deferred Tax Assets, Gross	6.7	6.5
Other Deferred Tax Assets [Member]
Deferred Tax Assets, Gross	14.9	14.1
Deferred Sales Commissions [Member]
Deferred Tax Assets, Gross	(23.7)	(14.4)
Goodwill and Intangibles [Member]
Deferred Tax Assets, Gross	(397.7)	(381.4)
Undistributed Earnings of Subsidiaries [Member]
Deferred Tax Assets, Gross	(4.3)	(3.5)
Revaluation Reserve [Member]
Deferred Tax Assets, Gross	(5.2)	(5.0)
Other Deferred Tax Liability [Member]
Deferred Tax Assets, Gross	$ (9.4)	$ (20.5)